Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

11) Fair Value Measurements

(a) Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2020 and 2019. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$52,583	$52,583	$43,525	$43,525
Current derivative assets:
Interest rate swap contracts	—	—	674	674
Foreign exchange forward contracts	—	—	246	246
Non-current derivative assets:
Interest rate swap contracts	—	—	648	648
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	10,695	10,695	910	910
Non-current derivative liabilities:
Interest rate swap contracts	19,358	19,358	5,133	5,133
Long-term debt, current and non-current	1,036,118	1,036,118	1,002,813	1,002,813

The carrying amounts shown in the table above are included in the consolidated balance sheets under the indicated captions. Carrying amount of long-term debt, current and non-current, above excludes capitalized debt issuance cost of $5.8 million and $7.4 million as of December 31, 2020 and 2019, respectively. The carrying value of trade accounts receivable, trade accounts payable and amounts due from/to related parties approximate their fair value.

The fair values of the financial instruments shown in the above table as of December 31, 2020 and 2019 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows, appropriately risk-adjusted discount rates and available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

●	Cash and cash equivalents and restricted cash: The fair value of the Partnership’s cash balances approximates the carrying amounts due to the current nature of the amounts. As of December 31, 2020 and 2019 there is no restricted cash.
●	Foreign exchange forward contracts: The fair value is calculated using mid-rates (excluding margins) as determined by counterparties based on available market rates as of the balance sheet date. The fair value is discounted from the value at expiration to the current value of the contracts.
●	Interest rate swap contracts: The fair value of interest rate swap contracts is determined using an income approach using the following significant inputs: (1) the term of the swap contract (weighted average of 4.3 years and 4.0 years, as of December 31, 2020 and 2019, respectively), (2) the notional amount of the swap contract (ranging from $7.0 million to $40.1 million as of December 31, 2020 and ranging from $8.5 million to $50.0 million as of December 31, 2019), discount rates interpolated based on relevant LIBOR swap curves; and (3) the rate on the fixed leg of the swap contract (rates ranging from 0.71% to 2.90% for the contracts as of December 31, 2020 and rates ranging from 1.38% to 2.90% for the contracts as of December 31, 2019).
●	Long-term debt: With respect to long-term debt measurements, the Partnership uses market interest rates and adjusts for risks such as its own credit risk. In determining an appropriate spread to reflect its credit standing, the Partnership considered interest rates currently offered to KNOT for similar debt instruments of comparable maturities by KNOT’s and the Partnership’s bankers as well as other banks that regularly compete to provide financing to the Partnership.

(b) Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2020 and 2019:

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2020	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$52,583	$52,583	$—	$—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	10,695	—	10,695	—
Non-current derivative liabilities:
Interest rate swap contracts	19,358	—	19,358	—
Long-term debt, current and non-current	1,036,118	—	1,036,118	—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2019	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$43,525	$43,525	$—	$—
Current derivative assets:
Interest rate swap contracts	674	—	674	—
Foreign exchange forward contracts	246	—	246	—
Non-current derivative assets:
Interest rate swap contracts	648	—	648	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	910	—	910	—
Non-current derivative liabilities:
Interest rate swap contracts	5,133	—	5,133	—
Long-term debt, current and non-current	1,002,813	—	1,002,813	—

The Partnership’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.